As filed with the U.S. Securities and Exchange Commission on February 8, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

November 30, 2023

ClearShares OCIO ETF

Ticker: OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

ClearShares Piton Intermediate Fixed Income ETF

Ticker: PIFI

ClearShares ETFs

ClearShares ETFs

Dear Shareholder,

The ClearShares team is pleased to provide you with the semi-annual report for the ClearShares OCIO ETF (“OCIO”), the ClearShares Ultra-Short Maturity ETF (“OPER”) and the ClearShares Piton Intermediate Fixed Income ETF (“PIFI”). OCIO launched on June 26, 2017, OPER launched on July 10, 2018 and PIFI launched on October 1, 2020. This report reflects Funds’ performance for the period of June 1, 2023 through November 30, 2023 (the “current fiscal period”).

OCIO closely tracked its benchmark, the S&P Target Risk Growth Index, during the current fiscal period. This alignment is evident in our market price return of +4.55% and a +4.59% increase in net asset value (NAV), compared to the benchmark’s return of +4.64%.

OPER’s performance for the current fiscal period was +2.66% measured in the market price of the Fund and +2.64% measured in the net asset value (NAV). By comparison, OPER’s benchmark, ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index, returned +2.71% for the performance period.

PIFI’s performance for the current fiscal period was +0.11% measured in the market price of the Fund and +0.19% measured in the net asset value (NAV). By comparison, PIFI’s benchmark, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, returned +0.65% for the current fiscal period.

For OCIO, a key driver of market performance this year has been the ‘Magnificent 7’ tech stocks, which have significantly influenced equity markets. The fund tactically leaned into this trend, and barring unforeseen circumstances, we anticipate continued positive equity returns into 2024. Our defensive approach, particularly from August through October, was instrumental in mitigating drawdowns. This strategy did not preclude us from benefiting from the November rebound in both equity and bond prices. In the fixed income portion of our portfolio, our broad underweight position in duration throughout the period effectively sidestepped much of the historic downturn in global fixed income markets. However, with improving trends in fixed income by the end of November, we tactically increased our portfolio duration.

As the Fed maintained an elevated rate environment, OPER continued to execute its investment strategy of current income consistent with capital preservation. In July, the Fed raised the Fed Funds target rate by 0.25%, to a range of 5.25-5.50%, with OPER posting an SEC 30-Day Yield of 5.20%. This continued to rise with an SEC 30-Day Yield of 5.31% posted for November. During this period, the Fed reduced its balance sheet by almost $600 billion and has conveyed it expects to continue to reduce securities positions over time. As the balance sheet reduction proceeds, the securities must be digested by the markets and those investors will therefore require financing. This action has the potential to exert pressure on the availability and cost of the required funding and may have an unexpected impact on the fixed income markets. While there

ClearShares ETFs

remains much uncertainty around the direction and timing of short-term rate moves and funding availability, OPER will continue to be vigilant during periods of fixed income volatility and opportunistic during disruptions to the funding markets.

PIFI’s performance for the current fiscal period was lower than the benchmark. During the period, the strategy increased its interest rate risk, and continued to shift the portfolio to higher credit quality. The portfolio continued to favor U.S. government bonds over corporate bonds. Throughout the 6-month period, yields rose across the curve and credit risk spreads continued to fall. Except for the month of November, markets were focused on a “higher rates for longer” interest rate cycle. November was a pivotal month in fixed income, as investors’ demand for fixed income soared, driving yields lower across all bond sectors. The PIFI performance detractor and lower than benchmark returns during the period reflect the fund’s increased duration and focus on quality. These qualities should help the portfolio perform well, as higher interest rates and current FOMC policy help to slow economic activity. Historically, in this macro-economic scenario, relatively “safer” and more liquid asset classes are favored.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in ClearShares ETF’s.

Sincerely,

Thomas Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The market price is the Mid-Point between the Bid and Ask price as of the close of exchange. Since the Funds’ shares typically do not trade in the secondary market until several days after the Funds’ inception, for the period from inception to the first day of secondary market trading in shares, the beginning NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to, investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Funds invest in other investment companies and bear the proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Funds.

OCIO’s benchmark of S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The benchmark is rebalanced monthly.

ClearShares ETFs

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

OPER’s benchmark of ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

PIFI’s benchmark of Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

Federal Open Market Committee (FOMC): a branch of the Federal Reserve System that determines the direction of monetary policy.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF.

The ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF are distributed by Quasar Distributors, LLC.

ClearShares ETFs

Portfolio Allocation
As of November 30, 2023 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Fixed Income	47.2%
Exchange-Traded Funds - Domestic Equity	42.1
Exchange-Traded Funds - Global Equity	8.9
Short-Term Investments	1.8
Investments Purchased with Proceeds from Securities Lending	30.7
Liabilities in Excess of Other Assets	(30.7)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	99.9%
Other Assets in Excess of Liabilities	0.1
Short-Term Investments	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares Piton Intermediate Fixed Income ETF
Security Type	Percentage of Net Assets
U.S. Government Notes/Bonds	42.0%
Corporate Bonds	37.8
U.S. Government Agency Issues	17.4
Municipal Bonds	1.3
Short-Term Investments	0.9
Other Assets in Excess of Liabilities	0.6
Total	100.0%

ClearShares OCIO ETF

Schedule of Investments
November 30, 2023 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 98.2% (a)
	Domestic Equity — 42.1%
17,237	Invesco QQQ Trust Series 1 (b)	$6,702,263
52,285	iShares Cohen & Steers REIT ETF (b)	2,868,355
10,753	iShares Core S&P 500 ETF	4,929,390
60,786	iShares MSCI USA Min Vol Factor ETF	4,641,011
79,831	Schwab 1000 Index ETF	3,514,959
100,296	SPDR Portfolio S&P 1500 Composite Stock Market ETF (b)	5,602,535
22,211	Vanguard Growth ETF	6,631,538
9,578	Vanguard Information Technology ETF	4,425,323
11,026	Vanguard S&P 500 ETF	4,624,305
22,920	Vanguard Total Stock Market ETF (b)	5,185,879
34,774	Vanguard Value ETF	4,981,723
		54,107,281
	Fixed Income — 47.2%
35,000	Alpha Architect 1-3 Month Box ETF (c)	3,661,350
63,275	ClearShares Ultra-Short Maturity ETF (d)	6,338,257
36,000	Invesco Short Term Treasury ETF	3,804,480
62,000	iShares 0-3 Month Treasury Bond ETF	6,245,260
31,633	iShares 3-7 Year Treasury Bond ETF	3,639,060
27,679	iShares 7-10 Year Treasury Bond ETF (b)	2,585,495
92,109	iShares Floating Rate Bond ETF	4,684,664
55,581	iShares Short Treasury Bond ETF (b)	6,146,703
70,171	JPMorgan Ultra-Short Income ETF	3,532,408
21,732	Schwab U.S. TIPS ETF	1,113,330
66,858	SPDR Bloomberg 1-3 Month T-Bill ETF	6,140,239
37,120	Vanguard Short-Term Bond ETF (b)	2,827,430
23,530	Vanguard Short-Term Corporate Bond ETF (b)	1,798,163
32,376	Vanguard Short-Term Treasury ETF	1,879,103
36,395	Vanguard Total Bond Market ETF	2,599,695
72,000	WisdomTree Floating Rate Treasury Fund	3,623,040
		60,618,677

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 98.2% (Continued) (a)
	Global Equity — 8.9%
20,637	iShares Core MSCI Total International Stock ETF (b)	$1,294,972
116,644	Schwab International Equity ETF (b)	4,165,357
93,217	Vanguard FTSE Developed Markets ETF (b)	4,284,253
43,070	Vanguard FTSE Emerging Markets ETF	1,749,934
		11,494,516
	TOTAL EXCHANGE-TRADED FUNDS (Cost $110,224,988)	126,220,474

	SHORT-TERM INVESTMENTS — 1.8%
2,304,079	First American Government Obligations Fund - Class X, 5.29% (e)	2,304,079
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,304,079)	2,304,079
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.7%
39,385,518	Mount Vernon Liquid Assets Portfolio, LLC — 5.57% (e)(f)	39,385,518
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $39,385,518)	39,385,518
	TOTAL INVESTMENTS (Cost $151,914,585) — 130.7%	167,910,071
	Liabilities in Excess of Other Assets — (30.7)%	(39,422,350)
	NET ASSETS — 100.0%	$128,487,721

Percentages are stated as a percent of net assets.
(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 11 in Notes to Financial Statements.

(b)	All or a portion of this security is out on loan as of November 30, 2023. The total value of securities on loan is $38,532,870 or 30.0% of net assets.
(c)	Non-income producing security.
(d)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(e)	Rate shown is the annualized seven-day yield as of November 30, 2023.
(f)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 99.9%
$30,000,000	Buckler Securities LLC, 5.41%, dated 11/30/2023, matures 12/14/2023, repurchase price $30,063,117 (collateralized by various U.S. government mortgage-backed securities: total value $30,904,644)	$30,000,000
35,170,000	Buckler Securities LLC, 5.43%, dated 11/30/2023, matures 12/1/2023, repurchase price $35,175,305 (collateralized by various U.S. government treasury notes, bonds, and mortgage-backed securities: total value $36,035,494)	35,170,000
50,000,000	Cantor Fitzgerald & Co., 5.50%, dated 11/30/2023, matures 12/15/2023, repurchase price $50,114,583 (collateralized by various U.S. government treasury notes, bonds, and mortgage-backed securities: total value $52,517,343)	50,000,000
60,000,000	Cantor Fitzgerald & Co., 5.50%, dated 11/16/2023, matures 12/7/2023, repurchase price $60,192,500 (collateralized by various U.S. government treasury notes, bonds, and mortgage-backed securities: total value $64,848,634)	60,000,000
40,000,000	Clear Street LLC, 5.39%, dated 11/30/2023, matures 12/14/2023, repurchase price $40,083,844 (collateralized by various U.S. government treasury notes and bonds: total value $40,885,522)	40,000,000
20,000,000	MIRAE Asset Securities (USA) Inc., 5.37%, dated 11/24/2023, matures 12/1/2023, repurchase price $20,020,883 (collateralized by various U.S. government treasury notes, bonds, and mortgage-backed securities: total value $20,421,301)	20,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $235,170,000)	235,170,000
Shares
	SHORT-TERM INVESTMENTS — 0.0% (a)
38,729	First American Government Obligations Fund - Class X, 5.29% (b)	38,729
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,729)	38,729
	TOTAL INVESTMENTS (Cost $235,208,729) — 99.9%	235,208,729
	Other Assets in Excess of Liabilities — 0.1%	143,952
	NET ASSETS — 100.0%	$235,352,681

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Rate shown is the annualized seven-day yield as of November 30, 2023.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 37.8%
	Communications — 2.9%
	Alphabet, Inc.
$1,000,000	8/15/2026, 1.998%	$932,770
	Amazon.com, Inc.
1,000,000	4/13/2032, 3.600%	919,862
	Verizon Communications, Inc.
1,000,000	3/22/2030, 3.150%	887,400
		2,740,032
	Consumer, Cyclical — 5.1%
	Costco Wholesale Corporation
1,000,000	6/20/2027, 1.375%	889,807
	Home Depot, Inc.
1,000,000	4/15/2027, 2.875%	940,108
	McDonald’s Corporation
1,000,000	8/14/2028, 4.800%	997,543
	NIKE, Inc.
1,000,000	3/27/2027, 2.750%	939,409
	Target Corporation
1,100,000	4/15/2029, 3.375%	1,033,572
		4,800,439
	Consumer, Non-cyclical — 9.1%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,000,000	2/1/2026, 3.650%	974,583
	Bristol-Myers Squibb Company
1,000,000	2/27/2027, 3.250%	955,979
	J.M. Smucker Company
1,000,000	3/15/2025, 3.500%	974,695
	PepsiCo, Inc.
885,000	3/1/2024, 3.600%	880,763
	Pfizer, Inc.
1,000,000	6/3/2026, 2.750%	951,166
	Procter & Gamble Company
1,000,000	10/29/2025, 0.550%	925,361

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 37.8% (Continued)
	Consumer, Non-Cyclical — 9.1% (Continued)
	Sysco Corporation
$1,000,000	4/1/2030, 5.950%	$1,035,509
	UnitedHealth Group, Inc.
1,000,000	5/15/2030, 2.000%	836,122
	Yale University
1,000,000	Series 2020, 4/15/2025, 0.873%	945,094
		8,479,272
	Energy — 1.7%
	Exxon Mobil Corporation
1,000,000	3/19/2025, 2.992%	973,470
	Shell International Finance BV
700,000	11/7/2029, 2.375%	611,824
		1,585,294
	Financial — 11.4%
	American Express Company
1,000,000	5/3/2029, 4.050%	959,769
	Bank of America Corporation
1,000,000	Series MTN, 7/22/2033, 5.015% (a)	950,034
	Bank of New York Mellon Corporation
1,100,000	Series MTN, 10/25/2034, 6.474% (a)	1,161,433
	Berkshire Hathaway, Inc.
1,000,000	3/15/2026, 3.125%	966,258
	BlackRock, Inc.
1,000,000	3/15/2027, 3.200%	953,599
	Citigroup, Inc.
1,000,000	3/9/2026, 4.600%	976,321
	JPMorgan Chase & Company
1,500,000	2/16/2025, 0.563% (a)	1,481,633
	Mastercard, Inc.
1,000,000	4/1/2024, 3.375%	992,678
	MetLife, Inc.
1,400,000	4/10/2024, 3.600%	1,389,507

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 37.8% (Continued)
	Financial — 11.4% (Continued)
	US Bancorp
$880,000	Series MTN, 1/27/2028, 2.215% (a)	$793,097
		10,624,329
	Industrial — 3.7%
	General Dynamics Corporation
1,000,000	6/1/2026, 1.150%	913,264
	Honeywell International, Inc.
1,000,000	9/1/2031, 1.750%	796,824
	United Parcel Service, Inc.
1,000,000	11/15/2024, 2.800%	976,189
	Waste Management, Inc.
1,000,000	3/15/2031, 1.500%	788,254
		3,474,531
	Technology — 2.9%
	Apple, Inc.
1,000,000	8/8/2032, 3.350%	908,728
	Intel Corporation
1,000,000	7/29/2025, 3.700%	977,196
	Microsoft Corporation
800,000	2/6/2024, 2.875%	796,388
		2,682,312
	Utilities — 1.0%
	Florida Power & Light Company
1,000,000	5/15/2033, 4.800%	969,821
	TOTAL CORPORATE BONDS (Cost $37,455,390)	35,356,030

	MUNICIPAL BONDS — 1.3%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	310,773
	City of Pasadena, California
245,000	5/1/2030, 4.050%	241,480
	Massachusetts School Building Authority - Class B
755,000	8/15/2030, 1.753%	630,351
	TOTAL MUNICIPAL BONDS (Cost $1,284,217)	1,182,604

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 17.4%
	Federal Farm Credit Banks Funding Corporation
$150,000	2/10/2025, 0.320%	$141,529
1,400,000	8/14/2026, 4.500%	1,399,198
1,820,000	9/28/2026, 0.940%	1,643,835
1,500,000	10/19/2026, 5.300%	1,497,363
	Federal Home Loan Banks
1,500,000	1/13/2025, 1.100%	1,431,970
1,696,500	3/23/2026, 1.000%	1,556,634
300,000	2/26/2027, 0.900%	266,801
1,000,000	11/16/2028, 3.250%	951,934
	Federal Home Loan Mortgage Corporation
1,500,000	10/16/2026, 6.000%	1,501,374
	Federal National Mortgage Association
1,050,000	8/5/2030, 0.875%	827,699
	Private Export Funding Corporation
685,000	Series PP, 7/15/2028, 1.400%	596,468
	Resolution Funding Corporation Principal Strip
2,600,000	1/15/2030, 4.17% (b)	1,941,002
	Tennessee Valley Authority
1,565,000	Series A, 2/1/2027, 2.875%	1,478,803
250,000	3/15/2028, 3.875%	244,656
1,000,000	9/15/2031, 1.500%	788,723
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $17,155,037)	16,267,989

	U.S. GOVERNMENT NOTES/BONDS — 42.0%
	United States Treasury Inflation Indexed Bonds
1,500,588	7/15/2030, 0.125%	1,318,960
	United States Treasury Note/Bond
735,000	2/28/2025, 4.625%	731,239
2,275,000	4/15/2025, 2.625%	2,204,973
1,835,000	5/15/2025, 2.750%	1,778,875
1,000,000	9/15/2025, 3.500%	977,930
5,000,000	6/15/2026, 4.125%	4,950,195
1,000,000	7/15/2026, 4.500%	999,336
3,000,000	4/30/2027, 2.750%	2,842,851

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 42.0% (Continued)
$2,026,000	7/31/2027, 2.750%	$1,913,502
1,500,000	5/31/2028, 3.625%	1,457,168
2,275,000	7/31/2028, 4.125%	2,255,938
1,150,000	8/31/2028, 1.125%	992,481
1,967,000	2/28/2029, 1.875%	1,740,949
2,060,000	2/28/2030, 4.000%	2,017,754
1,500,000	4/30/2030, 3.500%	1,427,520
2,500,000	5/31/2030, 3.750%	2,412,451
3,000,000	11/15/2031, 1.375%	2,403,925
2,775,000	2/15/2032, 1.875%	2,302,329
2,300,000	2/15/2033, 3.500%	2,149,242
2,500,000	5/15/2033, 3.375%	2,309,766
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $41,248,082)	39,187,384

Shares
	SHORT-TERM INVESTMENTS — 0.9%
124,328	First American Government Obligations Fund - Class X, 5.29% (c)	124,328

Principal Amount
$700,000	United States Treasury Bill, 5.30%, 1/11/2024 (b)	695,797
	TOTAL SHORT-TERM INVESTMENTS (Cost $820,126)	820,125
	TOTAL INVESTMENTS (Cost $97,962,852) — 99.4%	92,814,132
	Other Assets in Excess of Liabilities — 0.6%	572,441
	NET ASSETS — 100.0%	$93,386,573

Percentages are stated as a percent of net assets.
PO Principal Only
STRIP Separate Trading of Registered Interest and Principal
(a)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2023.
(b)	Zero coupon bond; effective yield is shown.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2023.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
November 30, 2023 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
ASSETS
Investments in unaffiliated securities, at value*+	$161,571,814	$235,208,729	$92,814,132
Investments in affiliated securities, at value*	6,338,257	—	—
Dividends and interest receivable	9,655	182,172	608,442
Securities lending income receivable	9,376	—	—
Total assets	167,929,102	235,390,901	93,422,574

LIABILITIES
Collateral received for securities loaned (See Note 4)	39,385,518	—	—
Management fees payable, net of waiver	55,863	38,220	36,001
Total liabilities	39,441,381	38,220	36,001

NET ASSETS	$128,487,721	$235,352,681	$93,386,573

Net Assets Consist of:
Paid-in capital	$112,015,864	$235,214,085	$104,297,352
Total distributable earnings (accumulated deficit)	16,471,857	138,596	(10,910,779)
Net assets	$128,487,721	$235,352,681	$93,386,573

Net Asset Value:
Net assets	$128,487,721	$235,352,681	$93,386,573
Shares outstanding ^	4,300,000	2,350,000	1,025,000
Net asset value, offering and redemption price per share	$29.88	$100.15	$91.11

* Identified Cost:
Investments in unaffiliated securities	$145,580,460	$235,208,729	$97,962,852
Investments in affiliated securities	6,334,125	—	—
+ Includes loaned securities with a value of	$38,532,870	$—	$—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For the Six-Months Ended November 30, 2023 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
INCOME
Dividends from unaffiliated investments	$1,613,368	$—	$—
Dividends from affiliated investments	170,885	—	—
Securities lending income, net (See Note 4)	49,884	—	—
Interest	52,971	6,022,584	1,456,694
Total investment income	1,887,108	6,022,584	1,456,694

EXPENSES
Management fees	350,979	222,263	233,053
Total expenses before waiver	350,979	222,263	233,053
Management fees waived by adviser (See Note 3)	(6,403)	—	—
Net expenses	344,576	222,263	233,053
Net investment income (loss)	1,542,532	5,800,321	1,223,641

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	47,095	—	(4,548,053)
In-kind redemptions on unaffiliated securities	208,962	—	—
In-kind redemptions on affiliated securities	107	—	—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,901,434	1,999	3,340,872
Investments in affiliated securities	(2,991)	—	—
Net realized and unrealized gain (loss) on investments	4,154,607	1,999	(1,207,181)
Net increase (decrease) in net assets resulting from operations	$5,697,139	$5,802,320	$16,460

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Statements of Changes in Net Assets

	Six-Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
OPERATIONS
Net investment income (loss)	$1,542,532	$2,525,114
Net realized gain (loss) on investments	256,164	318,328
Change in unrealized appreciation (depreciation) on investments	3,898,443	(2,454,508)
Net increase (decrease) in net assets resulting from operations	5,697,139	388,934

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,229,512)	(4,434,696)
Total distributions to shareholders	(1,229,512)	(4,434,696)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	7,329,455
Payments for shares redeemed	(1,440,710)	(4,304,130)
Net increase (decrease) in net assets derived from capital share transactions (a)	(1,440,710)	3,025,325
Net increase (decrease) in net assets	$3,026,917	$(1,020,437)

NET ASSETS
Beginning of period/year	$125,460,804	$126,481,241
End of period/year	$128,487,721	$125,460,804

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	250,000
Shares redeemed	(50,000)	(150,000)
Net increase (decrease)	(50,000)	100,000

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

Statements OF CHANGES IN NET ASSETS

	Six-Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
OPERATIONS
Net investment income (loss)	$5,800,321	$8,492,167
Change in unrealized appreciation (depreciation) on investments	1,999	(1,999)
Net increase (decrease) in net assets resulting from operations	5,802,320	8,490,168

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,905,000)	(8,282,598)
Total distributions to shareholders	(5,905,000)	(8,282,598)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	55,198,175	140,331,505
Payments for shares redeemed	(60,245,840)	(100,234,045)
Net increase (decrease) in net assets derived from capital share transactions (a)	(5,047,665)	40,097,460
Net increase (decrease) in net assets	$(5,150,345)	$40,305,030

NET ASSETS
Beginning of period/year	$240,503,026	$200,197,996
End of period/year	$235,352,681	$240,503,026

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	550,000	1,400,000
Shares redeemed	(600,000)	(1,000,000)
Net increase (decrease)	(50,000)	400,000

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

Statements OF CHANGES IN NET ASSETS

	Six-Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
OPERATIONS
Net investment income (loss)	$1,223,641	$2,029,688
Net realized gain (loss) on investments	(4,548,053)	(1,140,062)
Change in unrealized appreciation (depreciation) on investments	3,340,872	(1,573,697)
Net increase (decrease) in net assets resulting from operations	16,460	(684,071)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,211,272)	(1,851,816)
Total distributions to shareholders	(1,211,272)	(1,851,816)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	11,529,010
Payments for shares redeemed	(38,911,125)	(9,186,418)
Transaction fees (Note 10)	11,673	6,215
Net increase (decrease) in net assets derived from capital share transactions (a)	(38,899,452)	2,348,807
Net increase (decrease) in net assets	$(40,094,264)	$(187,080)

NET ASSETS
Beginning of period/year	$133,480,837	$133,667,917
End of period/year	$93,386,573	$133,480,837

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	125,000
Shares redeemed	(425,000)	(100,000)
Net increase (decrease)	(425,000)	25,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$28.84		$29.76	$32.12	$26.46	$25.66	$26.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.36		0.58	0.46	0.42	0.59	0.49
Net realized and unrealized gain (loss) on investments (6)	0.96		(0.49)	(1.88)	5.96	1.04	(0.82)
Total from investment operations	1.32		0.09	(1.42)	6.38	1.63	(0.33)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.28)		(0.53)	(0.49)	(0.48)	(0.83)	(0.31)
From realized gains	—		(0.48)	(0.45)	(0.24)	—	(0.21)
Total distributions to shareholders	(0.28)		(1.01)	(0.94)	(0.72)	(0.83)	(0.52)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		—	—	—	0.00 (2)	—

Net asset value, end of period/year	$29.88		$28.84	$29.76	$32.12	$26.46	$25.66

Total return	4.59	%(4)	0.47%	-4.65%	24.38%	6.34%	-1.11%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$128,488		$125,461	$126,481	$126,865	$104,532	$106,498

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.55	%(5)	0.55%	0.55%	0.55%	0.55%	0.57%
Expenses to average net assets (after management fees waived)	0.54	%(5)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income (loss) to average net assets (before management fees waived)	2.41	%(5)	2.01%	1.44%	1.43%	2.17%	1.86%
Net investment income (loss) to average net assets (after management fees waived)	2.42	%(5)	2.02%	1.45%	1.44%	2.18%	1.89%
Portfolio turnover rate (3)	25	%(4)	36%	51%	24%	50%	28%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)	Not annualized.
(5)	Annualized.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2023		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019 (1)
Net asset value, beginning of period/year	$100.21		$100.10	$100.08	$100.09	$100.48	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	2.62		3.53	0.39	0.42	1.25	1.87
Net realized and unrealized gain (loss) on investments (7)	—		(0.05)	—	—	0.29	—
Total from investment operations	2.62		3.48	0.39	0.42	1.54	1.87

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(2.68)		(3.37)	(0.37)	(0.43)	(1.93)	(1.39)
Total distributions to shareholders	(2.68)		(3.37)	(0.37)	(0.43)	(1.93)	(1.39)

Net asset value, end of period/year	$100.15		$100.21	$100.10	$100.08	$100.09	$100.48

Total return	2.64	%(3)	3.54%	0.39%	0.42%	1.56%	1.88	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$235,353		$240,503	$200,198	$120,099	$115,109	$30,145

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2023		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019 (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.20	%(4)	0.20%	0.20%	0.20%	0.20%	0.28	%(4)(5)
Net investment income (loss) to average net assets	5.22	%(4)	3.52%	0.39%	0.42%	1.25%	2.12	%(4)
Portfolio turnover rate (6)	0	%(3)	0%	0%	0%	0%	0	%(3)

(1)	Commencement of operations on July 10, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized
(5)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity ETF paid the adviser a management fee of 0.30%.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ClearShares Piton Intermediate Fixed Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2023		Year Ended May 31,		Period Ended May 31,
	(Unaudited)		2023	2022	2021 (1)
Net asset value, beginning of period/year	$92.06		$93.80	$99.19	$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.07		1.42	0.71	0.07
Net realized and unrealized gain (loss) on investments (7)	(0.93)		(1.86)	(5.75)	(0.94)
Total from investment operations	0.14		(0.44)	(5.04)	(0.87)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.10)		(1.30)	(0.40)	(0.02)
Total distributions to shareholders	(1.10)		(1.30)	(0.40)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.01		0.00 (3)	0.05	0.08

Net asset value, end of period/year	$91.11		$92.06	$93.80	$99.19

Total return	0.19	%(4)	-0.45%	-5.05%	-0.79	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$93,387		$133,481	$133,668	$32,237

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(5)	0.45%	0.45%	0.45	%(5)
Expenses to average net assets (after management fees waived)	0.45	%(5)	0.45%	0.45%	0.44	%(5)
Net investment income (loss) to average net assets	2.36	%(5)	1.55%	0.73%	0.10	%(5)
Net investment income (loss) to average net assets (after management fees waived)	2.36	%(5)	1.55%	0.73%	0.11	%(5)
Portfolio turnover rate (6)	20	%(4)	21%	42%	80	%(4)

(1)	Commencement of operations on October 1, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
November 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF, ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020.

The end of the reporting period for the Funds is November 30, 2023. The period covered by these Notes to Financial Statements for the Funds is the six-months ended November 30, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

The Funds price repurchase agreements at cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$126,220,474	$—	$—	$126,220,474
Short-Term Investments	2,304,079	—	—	2,304,079
Investments Purchased with Proceeds from Securities Lending	—	39,385,518	—	39,385,518
Total Investments in Securities	$128,524,553	$39,385,518	$—	$167,910,071

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

ClearShares Ultra-Short Maturity ETF
Assets^	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$235,170,000	$—	$235,170,000
Short-Term Investments	38,729	—	—	38,729
Total Investments in Securities	$38,729	$235,170,000	$—	$235,208,729

ClearShares Piton Intermediate Fixed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,356,030	$—	$35,356,030
Municipal Bonds	—	1,182,604	—	1,182,604
U.S. Government Agency Issues	—	16,267,989	—	16,267,989
U.S. Government Notes/Bonds	—	39,187,384	—	39,187,384
Short-Term Investments	124,328	695,797	—	820,125
Total Investments in Securities	$124,328	$92,689,804	$—	$92,814,132

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any,

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended May 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(589,706)	$589,706
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Ultra-Short Maturity ETF and ClearShares Piton Intermediate Fixed Income ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Ultra-Short Maturity ETF	0.20%
ClearShares Piton Intermediate Fixed Income ETF	0.45%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2024, resulting in $6,403 waived from ClearShares OCIO ETF and $0 waived from

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 38,532,870	$ 39,385,518

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $49,884.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Buckler Securities, LLC	1.94
	Cantor Fitzgerald & Co.	4.98
	Clear Street, LLC	2.38
	MIRAE Asset Securities (USA), Inc.	.09
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$31,863,038	$32,486,579
ClearShares Ultra-Short Maturity ETF	$—	$—
ClearShares Piton Intermediate Fixed Income ETF	$20,539,736	$60,236,325

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $14,597,771 of purchases and $21,067,653 of sales in long-term U.S. Government securities during the current fiscal period.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$—	$1,419,514
ClearShares Ultra-Short Maturity ETF	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF
Value at May 31, 2023	$6,414,762
Purchases at Cost	—
Proceeds from Sales	(73,621)
Net Realized Gain (Loss)	107
Change in Unrealized Appreciation (Depreciation)	(2,991)
Value at November 30, 2023	6,338,257
Shares held at November 30, 2023	63,275
Dividend Income	$170,885

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

NOTE 8 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2023 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF	ClearShares Piton Intermediate Fixed Income ETF
Tax cost of investments	$148,866,272	$240,085,315	$141,436,654
Gross tax unrealized appreciation	$14,507,439	$—	$251,305
Gross tax unrealized depreciation	(2,435,702)	(1,999)	(8,807,419)
Net tax unrealized appreciation (depreciation)	12,071,737	(1,999)	(8,556,114)
Undistributed ordinary income	200,434	243,275	441,425
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(267,941)	—	(1,601,278)
Distributable Earnings (accumulated deficit)	$12,004,230	$241,276	$(9,715,967)

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2023, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2023, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$267,941	$—	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A
ClearShares Piton Intermediate Fixed Income ETF	$882,446	$718,832	Indefinite

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

During the year ended May 31, 2023, no capital loss carryforwards were utilized by the Funds.

The tax character of distributions paid by the Funds during the fiscal years ended May 31, 2023 and May 31, 2022, was as follows:

	Year Ended May 31, 2023		Year Ended May 31, 2022
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$2,324,680	$2,110,016	$1,951,069	$1,925,602
ClearShares Ultra-Short Maturity ETF	$8,282,598	$—	$696,252	$—
ClearShares Piton Intermediate Fixed Income ETF	$1,851,816	$—	$361,216	$—

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 11 – RISKS

Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited) (Continued)

of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

ClearShares ETFs

Expense Example
For the Six-Months Ended November 30, 2023 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2023 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,045.90	$2.76	0.54%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.30	$2.73	0.54%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,026.40	$1.01	0.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,024.00	$1.01	0.20%

ClearShares Piton Intermediate Fixed Income ETF
	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$ 1,001.90	$2.25	0.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.75	$2.28	0.45%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio multiplied by the average account value during the period, multiplied by 183/365 (to reflect the one-half year period).

ClearShares ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	62.25%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2023, was as follows:

ClearShares OCIO ETF	22.23%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$39,396	0.04478406	11.39%
ClearShares Ultra-Short Maturity ETF	—	—	—
ClearShares Piton Intermediate Fixed Income ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

Information About The Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

ClearShares, LLC
606 Bald Eagle Drive, Suite 608
Marco Island, Florida 34145

Sub-Adviser (to OCIO only)

Blueprint Investment Partners LLC
1250 Revolution Mill Drive, Suite 150
Greensboro, North Carolina 27405

Sub-Adviser (to OPER and PIFI)

Piton Investment Management, LP
401 Franklin Avenue, Suite 202B
Garden City, New York 11530

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

ClearShares Piton Intermediate Fixed Income ETF

Symbol – PIFI
CUSIP — 26922A131

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)   Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/6/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/6/2024

*	Print the name and title of each signing officer under his or her signature.